Operating expenses - Research and Development, Additional Information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€) employee	Dec. 31, 2023 EUR (€) employee	Dec. 31, 2022 EUR (€) employee
Disclosure Of Operating Expenses [Line Items]
Increase/ decrease in employee benefit expense	€ (1,600)	€ 100
Increase (decrease) in employee benefit expense, percentage	(15.10%)	1.40%
End of period headcount) (employee) | employee	108	102	102
Share-based payments	€ 4,298	€ 3,222	€ 3,174
R&D
Disclosure Of Operating Expenses [Line Items]
Increase in purchases, sub-contracting and other expenses	€ 700	€ 6,000
Increase in purchases, sub-contracting and other expenses, percentage	2.50%	29.20%
End of period headcount) (employee) | employee	77	76	74
Increase (decrease) in number of employees | employee	1	2	1
Share-based payments	€ 500	€ 400	€ 300